Revenue - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 customer	Jun. 30, 2023 customer	Jun. 30, 2024 USD ($) customer	Jun. 30, 2023 USD ($) customer
Revenue
Platform commissions expenses | $			$ 6,589	$ 7,445
Number of major customers | customer	0	0	0	0